Financial Assets and Liabilities - Summary of Future Minimum Lease Payments under Non-Cancellable Leases (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable leases	R$ 49,687	R$ 56,202
Locomotives [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable leases	1,187	1,695
Railcars [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable leases	34,123	38,449
Other [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable leases	14,377	R$ 16,058
Up to 1 year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable leases	12,094
Up to 1 year [member] | Locomotives [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable leases	678
Up to 1 year [member] | Railcars [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable leases	8,925
Up to 1 year [member] | Other [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable leases	2,491
Between one and five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable leases	33,231
Between one and five years [member] | Locomotives [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable leases	509
Between one and five years [member] | Railcars [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable leases	24,332
Between one and five years [member] | Other [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable leases	8,390
More than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable leases	4,362
More than five years [member] | Railcars [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable leases	866
More than five years [member] | Other [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable leases	R$ 3,496